Stockholders’ Equity (Deficit) (Details Narrative) - USD ($)														3 Months Ended		12 Months Ended
	Dec. 31, 2021	Jul. 30, 2021	Jul. 21, 2021	Jun. 21, 2021	Jun. 14, 2021	Jun. 04, 2021	Apr. 24, 2021	Mar. 29, 2021	Mar. 08, 2021	Dec. 14, 2020	Apr. 07, 2020	Mar. 31, 2020	Feb. 11, 2020	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 15, 2017
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock shares authorized	95,000,000													95,000,000		95,000,000	95,000,000
Preferred stock, shares authorized	5,000,000													5,000,000		5,000,000	5,000,000
Common stock, par value	$ 0.001													$ 0.001		$ 0.001	$ 0.001	$ 0.001
Common stock shares outstanding	71,501,667													71,501,667		71,501,667	68,613,541
Common stock shares issued	71,501,667													71,501,667		71,501,667	68,613,541
Preferred stock, par value	$ 0.001													$ 0.001		$ 0.001	$ 0.001
Preferred stock, shares issued	0													0		0	0
Stock Issued During Period, Value, New Issues															$ 50,000	$ 50,000	$ 124,535
Stock Issued During Period, Value, Issued for Services															$ 135,000	$ 307,679	$ 398,466
Related Party [Member] | Debt Conversion and Stock Purchase Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Debt Conversion, Converted Instrument, Shares Issued									526,316
Debt Conversion, Converted Instrument, Amount									$ 410,000
Debt Conversion, Original Debt, Amount									$ 100,000
Former Chief Financial Officer [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares Issued, Shares, Share-Based Payment Arrangement, after Forfeiture						32,000
Shares Issued, Value, Share-Based Payment Arrangement, after Forfeiture						$ 13,514
Consultant for Services [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares Issued, Shares, Share-Based Payment Arrangement, after Forfeiture		300,000
Officer [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, New Issues	333,334
Stock Issued During Period, Value, New Issues	$ 96,501
Three Directors [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, Issued for Services	90,000
Stock Issued During Period, Value, Issued for Services	$ 24,300
Secretary and President [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares Issued, Shares, Share-Based Payment Arrangement, after Forfeiture													250,000
Chief Financial Officer [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares Issued, Shares, Share-Based Payment Arrangement, after Forfeiture												31,251
Chief Executive Officer [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares Issued, Shares, Share-Based Payment Arrangement, after Forfeiture												18,562
Restricted Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares Issued, Shares, Share-Based Payment Arrangement, after Forfeiture											20,000
Secretary Employment Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares Issued, Shares, Share-Based Payment Arrangement, after Forfeiture										500,000
Interim Chief Financial Officer [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares Issued, Shares, Share-Based Payment Arrangement, after Forfeiture										500,000
Interim Chief Executive Officer [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares Issued, Shares, Share-Based Payment Arrangement, after Forfeiture										250,000
Purchase Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares Issued, Shares, Share-Based Payment Arrangement, after Forfeiture										1,402,279
Consulting Services [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares Issued, Shares, Share-Based Payment Arrangement, after Forfeiture										200,000
Series A Convertible Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Ownership percentage														4.99%
Series A Convertible Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, shares authorized	2,500													2,500		2,500	2,500
Preferred stock, par value	$ 1,000													$ 1,000		$ 1,000	$ 1,000
Conversion price	$ 0.75													$ 0.75		$ 0.75
Preferred stock, shares outstanding	0													0		0	0
Preferred stock, shares issued	0													0		0	0
Series A Convertible Preferred Stock [Member] | Holder [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Ownership percentage	4.99%															4.99%
Description of principal activities														A holder, upon notice to us, may increase or decrease this beneficial ownership limitation; provided, that, in no event can the holder increase the beneficial ownership limitation in excess of 9.99% of the number of shares of Common Stock outstanding immediately after giving effect to the issuance of shares of Common Stock upon the conversion of the Series A Preferred Stock then held by holder		A holder, upon notice to us, may increase or decrease this beneficial ownership limitation; provided, that, in no event can the holder increase the beneficial ownership limitation in excess of 9.99% of the number of shares of Common Stock outstanding immediately after giving effect to the issuance of shares of Common Stock upon the conversion of the Series A Preferred Stock then held by holder
Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, shares authorized	5,000,000													5,000,000		5,000,000
Preferred stock, par value	$ 0.001													$ 0.001		$ 0.001
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, New Issues															263,158	263,158	1,402,279
Stock Issued During Period, Value, New Issues															$ 263	$ 263	$ 1,402
Stock Issued During Period, Shares, Issued for Services															225,000	892,667	1,736,251
Stock Issued During Period, Value, Issued for Services															$ 225	$ 893	$ 1,736
Common Stock [Member] | Blue Sky Companies LLC and Let's Roll Nevada LLC [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, New Issues							1,000,000
Stock Issued During Period, Value, New Issues							$ 630,000
Common Stock [Member] | Related Party [Member] | Debt Conversion and Stock Purchase Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Debt Conversion, Converted Instrument, Shares Issued									263,158
Debt Conversion, Converted Instrument, Amount									$ 205,263
Common Stock [Member] | Related Party [Member] | Debt Conversion and Stocks Purchase Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Debt Conversion, Converted Instrument, Amount									$ 50,000
Common Stock [Member] | Consultant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, New Issues								225,000
Stock Issued During Period, Value, New Issues								$ 135,000
Common Stock One [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares Issued, Shares, Share-Based Payment Arrangement, after Forfeiture										2,500
Common Stock One [Member] | Board of Directors [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares Issued, Shares, Share-Based Payment Arrangement, after Forfeiture					29,495
Shares Issued, Value, Share-Based Payment Arrangement, after Forfeiture					$ 12,093
Common Stock One [Member] | Consultant for Services [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares Issued, Shares, Share-Based Payment Arrangement, after Forfeiture			62,333
Shares Issued, Value, Share-Based Payment Arrangement, after Forfeiture			$ 25,089
Common Stock Two [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares Issued, Shares, Share-Based Payment Arrangement, after Forfeiture										2,500
Common Stock Two [Member] | Board of Directors [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares Issued, Shares, Share-Based Payment Arrangement, after Forfeiture					43,245
Shares Issued, Value, Share-Based Payment Arrangement, after Forfeiture					$ 17,730
Common Stock Two [Member] | Consultant for Services [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares Issued, Shares, Share-Based Payment Arrangement, after Forfeiture			30,000
Shares Issued, Value, Share-Based Payment Arrangement, after Forfeiture			$ 12,075	$ 48,300
Common Stock Two [Member] | Employee for Past due Wages [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares Issued, Shares, Share-Based Payment Arrangement, after Forfeiture			120,000
Common Stock Three [Member] | Board of Directors [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares Issued, Shares, Share-Based Payment Arrangement, after Forfeiture					43,245
Shares Issued, Value, Share-Based Payment Arrangement, after Forfeiture					$ 17,730
Common Stock Three [Member] | Employee for Past due Wages [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares Issued, Shares, Share-Based Payment Arrangement, after Forfeiture			60,000
Shares Issued, Value, Share-Based Payment Arrangement, after Forfeiture			$ 24,150
Common Stock Four [Member] | Employee for Past due Wages [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares Issued, Shares, Share-Based Payment Arrangement, after Forfeiture			30,000
Shares Issued, Value, Share-Based Payment Arrangement, after Forfeiture			$ 12,075